SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

18.    SUBSEQUENT EVENTS

Subsequent to December 31, 2019, the Company collected ROFR proceeds of US$12.0 million (Note 5) and repaid US$13.0 million of the Revolving Facility, leaving US$64.0 million available under the Revolving Facility.